Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Change in Valuation Allowance			$ 457,378	$ 1,129,978
Income tax expense benefit	$ 65,475	$ 0	$ 0	$ 346,987
Effective income tax rate	(3.03%)		0.00%	8.95%
Effective statutory income tax rate	21.00%		21.00%	21.00%
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards			$ 152,852	$ 0
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards			$ 152,852	$ 0